Write-down and Sale of Vessels	9 Months Ended
Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Write-down and Sale of Vessels	Write-down of Vessels

a)The Partnership recorded a write-down on the European Spirit Suezmax tanker of $1.0 million and $4.0 million for the three and nine months ended September 30, 2018, respectively in the Partnership's consolidated statements of income. On December 6, 2018 the European Spirit Suezmax tanker was sold for net proceeds of $15.7 million. The Partnership used the net proceeds from the sale primarily to repay its existing term loan associated with the vessel.

b)The Partnership recorded a write-down on the African Spirit Suezmax tanker of $1.2 million and $3.9 million for the three and nine months ended September 30, 2018 in the Partnership's consolidated statements of income. On October 9, 2018 the African Spirit Suezmax tanker was sold for net proceeds of $12.8 million. The Partnership used the net proceeds from the sale primarily to repay its existing term loan associated with the vessel.

c)The Partnership commenced marketing the Alexander Spirit conventional tanker for sale in the second quarter of 2019 and sold the vessel in October 2019 for net proceeds of $11.5 million (see Note 18b). The Partnership recorded a write-down in respect of this vessel of $0.8 million for the three and nine months ended September 30, 2019 ($13.0 million for the nine months ended September 30, 2018), which is included in write-down of vessels in the Partnership's consolidated statements of income. The vessel is presented as held for sale in the Partnership's consolidated balance sheets as at September 30, 2019.

d)In June 2018, the carrying value for four of the Partnership's seven wholly-owned multi-gas carriers (the Napa Spirit, Pan Spirit, Camilla Spirit and Cathinka Spirit), were written down to their estimated fair values, using appraised values, as a result of the Partnership's evaluation of alternative strategies for these assets, the current charter rate environment and the outlook for charter rates for these vessels at that time. The total impairment charge of $33.0 million was included in write-down of vessels for the nine months ended September 30, 2018 in the Partnership's consolidated statements of income.